Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies [Abstract]
Schedule of minimum estimated commitment under purchase contracts	The minimum estimated commitment under these contracts, except as noted below, is as follows: As at December 31, 2018

2019	2020	2021	2022	2023	Thereafter
$456,804	$369,401	$371,345	$340,595	$319,509	$1,502,356

Schedule of minimum lease payments
Finance lease obligations are payable as follows:

	Lease payments	Interest component	Finance lease obligations
2019	$32,222	$22,990	$9,232
2020	32,614	22,001	10,613
2021	33,014	20,837	12,177
2022	33,422	19,473	13,949
2023	32,779	17,915	14,864
Thereafter	206,223	68,684	137,539
	$370,274	$171,900	$198,374
The Company has future minimum lease payments under operating leases relating primarily to vessel charter, terminal facilities, office space, equipment and other operating lease commitments as follows:

As at December 31, 2018

2019	2020	2021	2022	2023	Thereafter
$79,692	$70,896	$49,325	$47,749	$55,147	$124,480